Note 11 - Other Assets (Details) - Summary of Other Assets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 11 - Other Assets (Details) - Summary of Other Assets [Line Items]
Other Assets, Noncurrent	$ 2,489	$ 3,168
Deferred Charges [Member]
Note 11 - Other Assets (Details) - Summary of Other Assets [Line Items]
Other Assets, Noncurrent	1,060	1,338
Use Rights [Member]
Note 11 - Other Assets (Details) - Summary of Other Assets [Line Items]
Other Assets, Noncurrent	743	1,151
Refundable Deposits [Member]
Note 11 - Other Assets (Details) - Summary of Other Assets [Line Items]
Other Assets, Noncurrent	483	565
Deferred Income Tax Assets - Noncurrent [Member]
Note 11 - Other Assets (Details) - Summary of Other Assets [Line Items]
Other Assets, Noncurrent	$ 203	$ 114